Ordinary Shares (Details) (USD $)	1 Months Ended			1 Months Ended					0 Months Ended	1 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 Ordinary shares	Feb. 28, 2011 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Feb. 14, 2011 Ordinary shares	May 06, 2009 Series A convertible redeemable preferred shares	Feb. 28, 2011 Series A convertible redeemable preferred shares	Feb. 14, 2011 Series A convertible redeemable preferred shares
Ordinary Shares
Par value of ordinary shares (in dollars per share)		$ 0.00002	$ 0.00002					$ 0.00002
Number of shares issued				154,254,480					125,000,000
Share split ratio	50				50					50
Par value of preferred shares (in dollars per share)											$ 0.00002
Preferred stock conversion ratio										1
Proceeds from issuance of shares in initial public offering, net of underwriting discounts and commissions				$ 64,555,500
Underwriting discounts and commissions				$ 4,859,016
Number of shares legally issued according to share incentive plans						29,633,648	42,853,800